Other Income	6 Months Ended
Jun. 30, 2023
Other Income [Abstract]
Other Income	Other Income

	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
	£’000	£’000	£’000	£’000
Grant income	362	436	993	871
R&D expenditure credits	1,472	1,081	3,446	2,079
	1,834	1,517	4,439	2,950

As at December 31, 2022 the Group operated four grants consisting of a European governmental grant, a grant from the Gates Foundation, a grant from the Austrian Research Promotion Agency (“FFG”) and a grant from the Austrian Wirtshaftsservice, with the EU governmental grant ending in April 2023.

Of the grants in operation as at June 30, 2023 the Grant with the Gates Foundation provides reimbursement for certain personnel, consumables and overhead costs incurred in the performance of research and development activities, while the FFG grant relates to the early stage testing of a drug’s action in solid tumour patient samples with high content microscopy and deep-learning. The Austrian Wirtshaftsservice grant provides funding in respect of capital investments made in the period from August 2020 to the end of February 2022.
Maximum future amounts of £367,000 were receivable under these grants as at June 30, 2023, (December 31, 2022: £561,000).